Two Oaks Diversified Growth and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)				December 31, 2020
Shares	Security			Fair Value
	COMMON STOCK - 61.5%
	ADVERTISING & MARKETING - 0.7%
250	Trade Desk, Inc. *			$ 200,250

	APPAREL & TEXTILE PRODUCTS - 0.7%
15,000	Hanesbrands, Inc.			218,700

	ASSET MANAGEMENT - 4.7%
3083	Brookfield Infrastructure Corp.			222,901
7500	T Rowe Price Group, Inc.			1,135,425
				1,358,326
	AUTOMOTIVE - 3.3%
1376	Tesla, Inc. *			971,002

	BANKING - 1.2%
30,000	Community West Bancshares			272,400
234	WTB Financial Corp.			78,156
				350,556
	BEVERAGES - 1.9%
2,500	Constellation Brands, Inc.			547,625

	CONSUMER SERVICES - 1.7%
10,000	Service Corporation International			491,000

	E-COMMERCE DISCRETIONARY - 1.0%
500	Alibaba Group Holding Ltd. - ADR *			116,365
100	MercadoLibre, Inc. *			167,522
				283,887
	ELECTRIC UTILITIES - 4.1%
24,000	Brookfield Infrastructure Partners LP			1,185,600

	ELECTRICAL EQUIPMENT - 3.9%
4,500	Rockwell Automation, Inc.			1,128,645

	ENTERTAINMENT CONTENT - 6.7%
5,000	NetEase, Inc. - ADR			478,850
8,200	Walt Disney Co. *			1,485,676
				1,964,526
	FOOD - 0.3%
800	Beyond Meat, Inc. *			100,000

	GAS & WATER UTILITIES - 0.0%
10	Consolidated Water Company Ltd.			121

	HEALTHCARE FACILITIES & SERVICES - 3.6%
3,000	UnitedHealth Group, Inc.			1,052,040

	HOME & OFFICE PRODUCTS - 1.9%
2,800	The Scotts Miracle-Gro Co.			557,592

	INTERNET MEDIA & SERIVICES - 0.4%
100	Shopify, Inc. *			113,195

	LEISURE FACILITIES & SERVICES - 4.4%
3,000	McDonald's Corp.			643,740
6,000	Starbucks Corp.			641,880
				1,285,620
	MACHINERY - 2.4%
7,000	Xylem, Inc.			712,530

Two Oaks Diversified Growth and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)				December 31, 2020
Shares	Security			Fair Value
	COMMON STOCK - 61.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.6%
725	Align Technology, Inc. *			$ 387,426
250	DexCom, Inc. *			92,430
325	Intuitive Surgical, Inc. *			265,882
				745,738
	SOFTWARE - 1.5%
400	Palo Alto Networks, Inc. *			142,156
400	RingCentral, Inc. *			151,588
680	Salesforce.com, Inc. *			151,320
				445,064
	TECHNOLOGY HARDWARE - 7.3%
16,000	Apple, Inc.			2,123,040

	TECHNOLOGY SERVICES - 1.9%
2,500	Visa, Inc.			546,825

	TRANSPORTATION & LOGISTICS - 3.6%
4,000	FedEx Corp.			1,038,480

	WHOLESALE - CONSUMER STAPLES - 1.7%
7,000	Calavo Growers, Inc.			486,010

	TOTAL COMMON STOCK			17,906,372
	(Cost - $8,692,022)

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 21.7%
	DATA CENTER - 3.0%
6,200	Digital Realty Trust, Inc.			864,962

	HEALTH CARE - 1.0%
10,000	Healthpeak Properties, Inc.			302,300

	INDUSTRIAL - 3.6%
60,000	Monmouth Real Estate Investment Corporation			1,039,200

	INFRASTRUCTURE - 0.5%
20,000	CorEnergy Infrastructure Trust, Inc.			137,000

	MORTGAGE FINANCE - 1.5%
50,000	Annaly Capital Management, Inc.			422,500

	MULTI ASSET CLASS - 4.1%
60,000	Armada Hoffler Properties, Inc.			673,200
50,000	Lexington Realty Trust			531,000
				1,204,200
	RESIDENTIAL - 5.8%
80,000	Bluerock Residential Growth REIT, Inc.			1,013,600
45,000	UMH Properties, Inc.			666,450
				1,680,050
	SPECIALTY - 2.2%
20,000	EPR Properties			650,000

	TOTAL REAL ESTATE INVESTMENTS TRUSTS			6,300,212
	(Cost - $4,837,459)

Two Oaks Diversified Growth and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)				December 31, 2020

Principal	Security	Coupon Rate (%)	Maturity Date	Fair Value
	CORPORATE BONDS - 8.9%
	BANKING - 1.7%
$ 500,000	Barclays Bank PLC, 3 mo. LIBOR + 1.25% (a)	3.8313	4/11/2023	$ 499,658

	ELECTRIC UTILITIES - 1.7%
500,000	Public Service Enterprise Group, Inc.	2.0000	11/15/2021	506,192

	HEALTH CARE FACILITIES & SERVICES - 1.9%
500,000	McKesson Corp.	3.7960	3/15/2024	549,020

	OIL & GAS PRODUCERS - 1.8%
500,000	Chevron Corp.	2.4980	3/3/2022	512,327

	TELECOMMUNICATIONS - 1.8%
500,000	AT&T, Inc.	3.0000	6/30/2022	517,604

	TOTAL CORPORATE BONDS			2,584,801
	(Cost - $2,503,228)

Shares
	CLOSED-END FUND - 1.8%
	MIXED ALLOCATION - 1.8%
39,988	Tortoise Essential Assets Income Term Fund			522,243
	TOTAL CLOSED-END FUND
	(Cost - $393,544)

	PREFERRED STOCK - 3.4%
	BANKING - 1.5%
300	Wells Fargo & Co., 7.50%			455,370

	WHOLESALE - CONSUMER STAPLES - 1.9%
5,000	Bunge, Ltd., 4.88%			545,000

	TOTAL PREFERRED STOCK			1,000,370
	(Cost - $940,502)

	SHORT-TERM INVESTMENTS - 2.6%
	MONEY MARKET FUND - 2.6%
760,903	Dreyfus Institutional Preferred Government Money Market Fund Institutional Shares, 0.03% (b)
	TOTAL SHORT-TERM INVESTMENTS			760,903
	(Cost - $760,903)

	TOTAL INVESTMENTS - 99.9%
	(Cost - $18,127,658)			$ 29,074,901
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.1%			31,407
	NET ASSETS - 100.0%			$ 29,106,308

* Non Income Producing Security
ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REITS - Real Estate Investment Trusts
LIBOR - London Interbank Offered Rate
(a) Variable rate security; the rate shown represents the rate at December 31, 2020.
(b) Money market fund; interest rate reflects the seven-day effective yield on December 31, 2020.

Two Oaks Diversified Growth and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)				December 31, 2020

The following is a summary of significant accounting policies followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services - Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Two Oaks Diversified Growth and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)				December 31, 2020

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 17,906,372	$ -	$ -	$ 17,906,372
Preferred Stock	1,000,370		-	1,000,370
REITS	6,300,212	-	-	6,300,212
Corporate Bonds	-	2,584,801	-	2,584,801
Closed-End Fund	522,243	-	-	522,243
Short-Term Investments	760,903	-	-	760,903
Total	$ 26,490,100	$ 2,584,801	$ -	$ 29,074,901

The Fund did not hold any Level 3 securities during the period.
* See Schedule of Investments for industry classifications.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at December 31, 2020, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 18,031,856	$ 11,191,481	$ (148,436)	$ 11,043,045